Credit Risk - Disclosure of Mortgages Portfolios of Particular Interest by Credit Performance (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 199,408	£ 207,435
Properties in possession	£ 46	£ 23
Balance weighted LTV (indexed)	51.00%	51.00%
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 165,213	£ 172,859
Interest-only
Disclosure of credit risk exposure [line items]
Properties in possession	£ 23	£ 12
Balance weighted LTV (indexed)	48.00%	48.00%
Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 36,188	£ 38,825
Part interest-only, part repayment
Disclosure of credit risk exposure [line items]
Properties in possession	£ 8	£ 3
Balance weighted LTV (indexed)	52.00%	51.00%
Mortgage loan including interest-only part	£ 9,046	£ 9,531
Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,873	12,584
Flexible
Disclosure of credit risk exposure [line items]
Properties in possession	£ 8	£ 2
Balance weighted LTV (indexed)	38.00%	37.00%
Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,333	£ 5,418
LTV >100%
Disclosure of credit risk exposure [line items]
Properties in possession	£ 10	£ 5
Balance weighted LTV (indexed)	117.00%	116.00%
LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 280	£ 445
Buy-to-Let
Disclosure of credit risk exposure [line items]
Properties in possession	£ 2	£ 1
Balance weighted LTV (indexed)	59.00%	60.00%
Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 14,931	£ 15,585
–Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	146,758	152,975
–Stage 1 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	29,802	32,012
–Stage 1 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,112	10,896
–Stage 1 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,190	4,420
–Stage 1 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	75	276
–Stage 1 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,672	13,887
–Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	21,218	23,595
–Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	16,688	17,876
–Stage 2 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,572	5,829
–Stage 2 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,542	1,449
–Stage 2 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	933	744
–Stage 2 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	149	104
–Stage 2 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,204	1,647
–Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,767	£ 2,008
Stage 3 ratio	1.08%	1.17%
–Stage 3 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 814	£ 984
Stage 3 ratio	2.27%	2.55%
–Stage 3 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 219	£ 239
Stage 3 ratio	1.85%	1.90%
–Stage 3 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 210	£ 254
Stage 3 ratio	5.25%	5.01%
–Stage 3 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 56	£ 65
Stage 3 ratio	20.15%	14.57%
–Stage 3 | Buy-to-Let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 55	£ 51
Stage 3 ratio	0.37%	0.33%